Organization and nature of operations - Accompanying Consolidated Financial Statements Include Financial Statements of Company, Subsidiaries, Variable Interest Entity ("VIE") and VIE's Subsidiaries (Details)
12 Months Ended
Dec. 31, 2020
Giganology Shenzhen
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Period of incorporation	Jun. 30, 2005
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software and provision of information technology services to related companies
Xunlei BVI
Variable Interest Entity [Line Items]
Place of incorporation	British Virgin Islands
Period of incorporation	Feb. 28, 2011
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Holding company
Xunlei HK
Variable Interest Entity [Line Items]
Place of incorporation	Hong Kong
Period of incorporation	Mar. 31, 2011
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Holding company and development of computer software
Xunlei Computer
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Period of incorporation	Nov. 30, 2011
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software and provision of information technology services
Shenzhen Xunlei
Variable Interest Entity [Line Items]
Place of incorporation	People’s Republic of China (“PRC”)
Period of incorporation	Jan. 31, 2003
Relationship	VIE
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of software, provision of online and related advertising, membership subscription and online game services, as well as sales of software licenses
Wangwenhua
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Period of incorporation	Dec. 31, 2005
Relationship	VIE’s subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of software for related companies and provision of advertising services
Zhuolian Software
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Period of incorporation	Jan. 31, 2010
Relationship	VIE’s subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of software technology development for related companies
Xunlei Games
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Period of incorporation	Feb. 28, 2010
Relationship	VIE’s subsidiary
Percentage of direct or indirect economic ownership	70.00%
Principal activities	Development of online game and computer software for related companies and provision of advertising services
Onething
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Period of incorporation	Sep. 30, 2013
Relationship	VIE’s subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software, sale of hardware, and provision of information technology services
Beijing Xunjing
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Period of incorporation	Oct. 31, 2015
Relationship	VIE’s subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software and provision of information technology services